Schedule of promissory notes outstanding interest payable (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Short-term Debt [Line Items]
Accretion expense		$ 118,388	$ 118,388	$ 107,258		$ 370,397	$ 359,267	$ 734,589
Repayment			(1,825,920)			(2,017,706)	(158,094)
Promissory Notes Payable [Member]
Short-term Debt [Line Items]
Beginning Balance		248,478	248,478
Proceeds on issuance							300,000
Warrant valuation							(206,523)
Accretion expense		$ 51,522	51,522			$ 170,438	155,001
Debt settlement			(189,342)
Repayment			(110,658)
Ending Balance							$ 248,478